Prospectus Supplement

John Hancock Funds II

Lifestyle Blend Aggressive Portfolio

Lifestyle Blend Balanced Portfolio

Lifestyle Blend Conservative Portfolio

Lifestyle Blend Growth Portfolio

Lifestyle Blend Moderate Portfolio (the funds)

Supplement dated January 30, 2025 to the current Prospectus, as may be supplemented (the Prospectus)

As of March 28, 2025 (the Effective Date), Geoffrey Kelley, CFA will no longer serve as a portfolio manager of the funds. As of the Effective Date, David Kobuszewski, CFA, Robert E. Sykes, CFA and Nathan W. Thooft, CFA will continue to serve as portfolio managers of the funds and will be jointly and primarily responsible for the day-to-day management of the funds’ portfolios. Accordingly, as of the Effective Date, all references to Mr. Kelley will be removed from the Prospectus.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Funds II

Multimanager Lifestyle Aggressive Portfolio

Multimanager Lifestyle Balanced Portfolio

Multimanager Lifestyle Growth Portfolio

Multimanager Lifestyle Conservative Portfolio

Multimanager Lifestyle Moderate Portfolio (the funds)

Supplement dated January 30, 2025 to the current Prospectus, as may be supplemented (the Prospectus)

As of March 28, 2025 (the Effective Date), Geoffrey Kelley, CFA will no longer serve as a portfolio manager of the funds. As of the Effective Date, David Kobuszewski, CFA, Robert E. Sykes, CFA and Nathan W. Thooft, CFA will continue to serve as portfolio managers of the funds and will be jointly and primarily responsible for the day-to-day management of the funds’ portfolios. Accordingly, as of the Effective Date, all references to Mr. Kelley will be removed from the Prospectus.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Funds II

Multimanager Lifestyle Balanced Portfolio

Multimanager Lifestyle Growth Portfolio

Multimanager Lifestyle Moderate Portfolio (the funds)

Supplement dated January 30, 2025 to the current Prospectus, as may be supplemented (the Prospectus)

As of March 28, 2025 (the Effective Date), Geoffrey Kelley, CFA will no longer serve as a portfolio manager of the funds. As of the Effective Date, David Kobuszewski, CFA, Robert E. Sykes, CFA and Nathan W. Thooft, CFA will continue to serve as portfolio managers of the funds and will be jointly and primarily responsible for the day-to-day management of the funds’ portfolios. Accordingly, as of the Effective Date, all references to Mr. Kelley will be removed from the Prospectus.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Funds II

International Strategic Equity Allocation Fund

U.S. Sector Rotation Fund (the funds)

Supplement dated January 30, 2025 to the current Prospectus, as may be supplemented (the Prospectus)

As of March 28, 2025 (the Effective Date), Nathan W. Thooft, CFA will no longer serve as a portfolio manager of the funds. As of the Effective Date, Michael J. Comer, CFA and James Robertson, CIM will continue to serve as portfolio managers of the funds and will be jointly and primarily responsible for the day-to-day management of the funds’ portfolios. Accordingly, as of the Effective Date, all references to Mr. Thooft will be removed from the Prospectus.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Funds II

Supplement dated January 30, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)

Lifestyle Blend Aggressive Portfolio

Lifestyle Blend Balanced Portfolio

Lifestyle Blend Conservative Portfolio

Lifestyle Blend Growth Portfolio

Lifestyle Blend Moderate Portfolio (the Lifestyle funds)

As of March 28, 2025 (the Effective Date), Geoffrey Kelley, CFA will no longer serve as a portfolio manager of the Lifestyle funds. As of the Effective Date, David Kobuszewski, CFA, Robert E. Sykes, CFA and Nathan W. Thooft, CFA will continue to serve as portfolio managers of the Lifestyle funds and will be jointly and primarily responsible for the day-to-day management of the Lifestyle funds’ portfolios. Accordingly, as of the Effective Date, all references to Mr. Kelley will be removed from the SAI.

International Strategic Equity Allocation Fund

U.S. Sector Rotation Fund (the funds)

As of March 28, 2025 (the Effective Date), Nathan W. Thooft, CFA will no longer serve as a portfolio manager of the funds. As of the Effective Date, Michael J. Comer, CFA and James Robertson, CIM will continue to serve as portfolio managers of the funds and will be jointly and primarily responsible for the day-to-day management of the funds’ portfolios. Accordingly, as of the Effective Date, all references to Mr. Thooft will be removed from the SAI.

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Funds II

Multimanager Lifestyle Aggressive Portfolio

Multimanager Lifestyle Balanced Portfolio

Multimanager Lifestyle Growth Portfolio

Multimanager Lifestyle Conservative Portfolio

Multimanager Lifestyle Moderate Portfolio (the funds)

Supplement dated January 30, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)

As of March 28, 2025 (the Effective Date), Geoffrey Kelley, CFA will no longer serve as a portfolio manager of the funds. As of the Effective Date, David Kobuszewski, CFA ,Robert E. Sykes, CFA and Nathan W. Thooft, CFA will continue to serve as portfolio managers of the funds and will be jointly and primarily responsible for the day-to-day management of the funds’ portfolios. Accordingly, as of the Effective Date, all references to Mr. Kelley will be removed from the SAI.

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.